CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 15,683	$ 529,370	$ 15,683	$ 801,636	$ 788,601	$ 49,784
Other income - therapeutic grant		80,000		223,540	223,540
Total revenue	15,683	609,370	15,683	1,025,176	1,012,141	49,784
Operating expenses:
Costs of goods sold	60,852	130,495	60,852	224,146	418,171	27,964
Research and development	155,318	711,996	484,316	1,509,050	2,097,980	363,781
General and administrative	370,240	451,087	1,732,162	1,381,480	1,785,543	590,826
Sales and marketing costs	11,363	37,106	46,045	267,810	286,033
Amortization and depreciation	50,458	44,630	146,374	132,432	179,953	164,456
Total operating expenses	648,231	1,375,314	2,469,749	3,514,918	4,767,680	1,147,027
Operating loss	(632,548)	(765,944)	(2,454,066)	(2,489,742)	(3,755,539)	(1,097,243)
Other income (expense):
Warrant liability - net	535,017	337,500	1,167,416	337,500	2,511,750
Interest expense and amortization of debt discount and expense:
Related parties	(55,793)	(9,401)	(194,074)	(28,177)	(45,932)	(265,221)
Other	(295,601)	(12,526)	(950,647)	(24,939)	(58,066)	(61,183)
Total other income (expense)	183,623	315,573	22,695	284,384	2,407,752	(326,404)
Net loss	(448,925)	(450,371)	(2,431,371)	(2,205,358)	(1,347,787)	(1,423,647)
Net loss (income) attributable to non-controlling interest		(14,711)	1,456	(13,004)	(6,116)	15
Net loss attributed to common shareholders	$ (448,925)	$ (465,082)	$ (2,429,915)	$ (2,218,362)	$ (1,353,903)	$ (1,423,632)
Loss per common share - basic and diluted	$ (0.01)	$ (0.02)	$ (0.08)	$ (0.08)	$ (0.05)	$ (0.11)
Common shares used in basic earnings per share calculation	31,048,979	27,209,646	29,477,387	26,263,743	26,391,204	12,437,983